MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 - Schedule 1(b)

Client Name:
Client Project Name:	MSRM 2025-RPL1
Start - End Dates:	9/11/2018
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
9603730	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID4210	TRID - LE: Either both options or neither option was checked for the Servicing topic in the LE Other Considerations section	No	Non-Numeric Error. LE xxx Section Other Considerations: Servicing - to service your loan neither option was checked. CD xxx corrects error.	(No Data)	CD xxx corrects error.	Non-Numeric	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Median score of 685 is 25 points above the required score of 660.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI 34.43% is 8.57% lower than the maximum DTI of 43%.

CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  Reserves $xxx or 8.23 months, exceeds the 6 month reserve requirement.

9603730	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3590	TRID - At least one LE was delivered on or after the date that a CD was delivered	No	Last LE issued xxx. First CD issued xxx. The last LE cannot be dated prior to the first CD.	09.12.18-Lender Provided Initial CD Date Issued xxx eSigned (email receipt) xxx. In file Final CD Date Issued xxx signed xxx, however the exception remains as the Last LE Issued Date xxx is after the Initial CD xxx? 9.13.18 Lender response; Lender provided email stating LE xxx was done in error and not active as it was done in error. Per Lender LE not delivered to borrower.	09.12.18, Exception Remains. 09/13/18 Exception Satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Median score of 685 is 25 points above the required score of 660.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI 34.43% is 8.57% lower than the maximum DTI of 43%.

CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  Reserves $xxx or 8.23 months, exceeds the 6 month reserve requirement.

9603730	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Credit	Application	Satisfied	B	A	B	A	CRDAPP2658	Missing 3rd-party anti-fraud report	No	Missing 3rd-party anti-fraud report.	09/12/18 - Lender provided 3rd party fraud report.	Exception Satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Median score of 685 is 25 points above the required score of 660.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI 34.43% is 8.57% lower than the maximum DTI of 43%.

CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  Reserves $xxx or 8.23 months, exceeds the 6 month reserve requirement.

9603730	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Credit	Assets	Waived	B	B	B	B	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	Maximum NSF's in xxx months is xxx. The Borrower has had xxx NSF fees in xxx months. Lender exception in file.	Client elects to waive based on compensating factors. This is a refinance with xxx years homeownership. LOE in file from borrower indicates NSF activity is due to two isolated incidents of being out of the country and checks were not deposited in a timely manner.	Exception Waived.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Median score of 685 is 25 points above the required score of 660.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI 34.43% is 8.57% lower than the maximum DTI of 43%.

CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  Reserves $xxx or 8.23 months, exceeds the 6 month reserve requirement.

9603730	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	Credit	Income/Employment	Satisfied	C	A	C	A	CRDINC888	Income Amount is Unsupported by Documentation in File	No	Guideline violation: Total deposits per bank statements, minus any inconsistent deposits, of $xxx is more than xxx% below sales/revenue reflected on the P&L of $xxx.	9/12/2018-Lender provided P&L Exception satisfied	9/12/2018-Exception satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Median score of 685 is 25 points above the required score of 660.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI 34.43% is 8.57% lower than the maximum DTI of 43%.

CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  Reserves $xxx or 8.23 months, exceeds the 6 month reserve requirement.